UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):				 [ ] is a restatement.
								 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
				Name:			Pia Capital Management LP.
				Address: 		3 River Road
							Greenwich, CT 06807
				13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signedhereby represent that the person signing the report is authorized to submit it, that all informationcontained herein is true, correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 				Patrick Iuliano
Title: 				Chief Financial Officer and Head of Compliance
Phone: 				203-742-1607
Signature, 			Place, 			and Date of Signing:
PATRICK IULIANO			 Cos Cob, CT		April 13, 2011
Report Type (Check only one.):
      [ X] 13F HOLDINGS REPORT.
      [ ] 13F NOTICE.
      [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total: 	24
Form 13F Information Table Value Total: 	$121,905

List of Other Included Managers:
No. 13F File Number Name
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FORM 13F INFORMATION TABLE
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																		Voting Authority
Name of Issuer		Title of Class		CUSIP	Value (x1000)	Quantity	Sh/Prn	Put/Call	Invstmt Dscretn	Other Managers	Sole	Shared	None

BANCO SANTANDER SA		ADR		05964H105	3487	297500		SH		SOLE					297500
BANK OF AMERICA CORPORATION	COM		060505104	6798	510000		SH	CALL	SOLE
CF INDS HLDGS INC		COM		125269100	5632	41175		SH		SOLE					41175
FORD MTR CO DEL  		COM PAR $0.01	345370860	3485	233750		SH		SOLE					233750
FORTINET INC    		COM		34959E109	1694	38500		SH		SOLE					38500
FREEPORT-MCMORAN COPPER & GO   	COM		35671D857	4722	85000		SH	CALL	SOLE
GENERAL MARITIME CORP NEW      	SHS		Y2693R101	871	425000		SH		SOLE					425000
GENERAL MTRS CO			COM		37045V100	2870	92500		SH		SOLE					92500
HESS CORP	    		COM		42809H107	10864	127500		SH	CALL	SOLE
INTERNATIONAL COAL GRP INC N	COM     	45928H106	3602	318750		SH		SOLE					318750
ISHARES INC	                MSCI JAPAN	464286848	3505	340000		SH		SOLE					340000
ISHARES INC	                MSCI TURKEY FD	464286715	2713	42500		SH		SOLE					42500
ISHARES TR			FTSE CHINA25 IDX464287184	7643	170000		SH	CALL	SOLE
ISHARES TR			RUSSELL 2000	464287655	21463	255000		SH	PUT	SOLE
NEWMONT MINING CORP		COM		651639106	4639	85000		SH		SOLE					85000
OIL SVC HOLDRS TR		DEPOSTRY RCPT	678002106	3493	21250		SH		SOLE					21250
QUALCOMM INC			COM		747525103	4661	85000		SH	CALL	SOLE
SELECT SECTOR SPDR TR		SBI INT-INDS	81369Y704	3203	85000		SH		SOLE					85000
SELECT SECTOR SPDR TR		SBI INT-UTILS	81369Y886	5423	170000		SH		SOLE					170000
SPDR GOLD TRUST			GOLD SHS	78463V107	4754	34000		SH	PUT	SOLE
STILLWATER MNG CO		COM		86074Q102	3087	134638		SH		SOLE					134638
TEVA PHARMACEUTICAL INDS LTD	ADR		881624209	4264	85000		SH		SOLE					85000
VALERO ENERGY CORP NEW		COM		91913Y100	6337	212500		SH	CALL	SOLE
WELLS FARGO & CO NEW		COM		949746101	2695	85000		SH	CALL	SOLE





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